PARENT COMPANY ONLY FINANCIAL STATEMENTS (Tables) (PARENT COMPANY)	12 Months Ended
Dec. 31, 2013
PARENT COMPANY
PARENT COMPANY ONLY FINANCIAL STATEMENTS
Balance sheet

BALANCE SHEETS

December 31, 2013 and 2012

(Dollars in Thousands)

	2013	2012
ASSETS
Cash and cash equivalents	$1,301	$12,943
Investment in subsidiaries	65,881	59,854
Other assets	567	117

TOTAL ASSETS	$67,749	$72,914

LIABILITIES AND SHAREHOLDERS' EQUITY
Line of Credit	$2,000	$—
Other liabilities	500	466

Total liabilities	2,500	466
Shareholders' equity:
Preferred stock—no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	—	11,000
Common stock and additional paid in capital—no par value
Authorized 18,000,000 shares
Issued and outstanding—5,541,390 and 5,559,859 shares respectively	53,621	53,797
Retained earnings	11,412	6,727
Accumulated other comprehensive income	216	924

Total shareholders' equity	65,249	72,448

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$67,749	$72,914

Statements of operations

STATEMENTS OF OPERATIONS

Years Ended December 31, 2013, 2012, and 2011

(Dollars in Thousands)

	2013	2012	2011
INCOME:
Interest income	$1	$3	$3

Total income	$1	$3	$3

EXPENSES:
Salaries and benefits	482	280	180
Professional service fees	208	562	245
Other	520	340	223

Total expenses	1,210	1,182	648

Loss before income taxes and equity in undistributed net income (loss) of subsidiaries	(1,209)	(1,179)	(645)

Provision for (benefit of) income taxes	(411)	(393)	(211)

Loss before equity in undistributed net income of subsidiaries	(798)	(786)	(434)
Equity in undistributed net income of subsidiaries	6,735	7,873	2,652

Net income	5,937	7,087	2,218
Preferred dividend and accretion of discount	308	629	766

NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$5,629	$6,458	$1,452

Statements of cash flows

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2013, 2012, and 2011

(Dollars in Thousands)

	2013	2012	2011
Cash Flows from Operating Activities:
Net income	$5,937	$7,087	$2,218
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(6,735)	(7,873)	(2,652)
Increase in capital from stock compensation	333	66	—
Change in other assets	2,587	92	29
Change in other liabilities	1,997	(163)	(97)

Net cash provided by (used in) operating activities	4,119	(791)	(502)

Cash Flows from Investing Activities:
Investments in subsidiaries	(3,000)	—	—
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	—	11,506	—
Repurchase of common stock	(509)	—	—
Purchase of common stock warrants	—	(1,300)	—
Dividend on common stock	(944)	(223)	—
Dividend on preferred stock	(308)	(550)	(551)
Redemption of Series A Preferred Stock	(11,000)	—	—

Net cash provided by (used in) financing activities	(12,761)	9,433	(551)

Net increase (decrease) in cash and cash equivalents	(11,642)	8,642	(1,053)
Cash and cash equivalents at beginning of period	12,943	4,301	5,354

Cash and cash equivalents at end of period	$1,301	$12,943	$4,301